NATIXIS FUNDS TRUST IV

December 20, 2021

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Natixis Funds Trust IV

(File Nos.: 333-37314 and 811-09945)

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the Prospectus and Statement of Additional Information, each dated December 15, 2021, for the Natixis Sustainable Future 2065 Fund®, a series of Natixis Funds Trust IV, do not differ from those contained in Post-Effective Amendment No. 47 that was filed electronically on December 14, 2021.

Please direct any questions or comments on the enclosed materials to me at (617) 449-2818.

Very truly yours,

/s/ John DelPrete
John DelPrete
Assistant Secretary